Note 14 - Contingently Redeemable Noncontrolling Interests (Tables)	6 Months Ended
Jun. 30, 2021
Notes Tables
Redeemable Noncontrolling Interest [Table Text Block]
Contingently redeemable noncontrolling interests
$

Balance as of December 31, 2020 (audited)	5,196
Accretion to redemption value	62

Balance as of June 30, 2021 (unaudited)	5,258